As filed with the Securities and Exchange Commission on April 16, 2019

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 89

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 91

Brighthouse Funds Trust I

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (980) 949-5130

MICHAEL LAWLOR, ESQ.

Brighthouse Investment Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

BRIAN D. MCCABE, ESQ. Ropes & Gray LLP Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199	JEREMY C. SMITH, ESQ. Ropes & Gray LLP 1211 Avenue of the Americas, New York, New York 11036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 89 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate April 29, 2019 as the new effective date for Post-Effective Amendment No. 87 filed pursuant to Rule 485(a) under the 1933 Act on January 18, 2019. This Post-Effective Amendment No. 89 does not amend or supersede any information contained in Post-Effective Amendment No. 87.

This Post-Effective Amendment relates solely to AB International Bond Portfolio and SSGA Emerging Markets Enhanced Index Portfolio, each a series of Brighthouse Funds Trust I (the “Registrant”). No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

Each of AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd. have also executed this Registration Statement with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd., respectively.

BRIGHTHOUSE FUNDS TRUST I

AB INTERNATIONAL BOND PORTFOLIO

SSGA EMERGING MARKETS ENHANCED INDEX PORTFOLIO

Part	A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A of Brighthouse Funds Trust I (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on January 18, 2019 (“Amendment No. 87/89”).

Part	B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 87/89 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on January 18, 2019.

Part	C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 87/89 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on January 18, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, BRIGHTHOUSE FUNDS TRUST I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 89 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 27th day of March 2019.

BRIGHTHOUSE FUNDS TRUST I
(Registrant)

By:	/s/ Kristi Slavin
Kristi Slavin
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 89 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Kristi Slavin Kristi Slavin	President and Chief Executive Officer (Principal Executive Officer)	March 27, 2019

/s/ Alan R. Otis Alan R. Otis	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	March 27, 2019

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	March 27, 2019

/s/ Robert J. Boulware* Robert J. Boulware	Trustee	March 27, 2019

/s/ Susan C. Gause* Susan C. Gause	Trustee	March 27, 2019

/s/ Nancy Hawthorne* Nancy Hawthorne	Trustee	March 27, 2019

/s/ Barbara A. Nugent* Barbara A. Nugent	Trustee	March 27, 2019

/s/ John Rosenthal* John Rosenthal	Trustee	March 27, 2019

/s/ Christopher J. Towle* Christopher J. Towle	Trustee	March 27, 2019

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	March 27, 2019

* By:	/s/ Brian D. McCabe
Brian D. McCabe
Attorney-in-Fact**

**

Pursuant to Power of Attorney for each Trustee other than Christopher J. Towle filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement under the Securities Act of 1933 on February 6, 2018; and pursuant to Power of Attorney for Christopher J. Towle filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement under the Securities Act of 1933 on April 26, 2018.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of March, 2019.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	March 27, 2019

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	March 27, 2019

AQR Global Risk Balanced Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of March, 2019.

AQR Global Risk Balanced Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	March 27, 2019

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	March 27, 2019

BlackRock Global Tactical Strategies Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of March, 2019.

BlackRock Global Tactical Strategies Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	March 27, 2019

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	March 27, 2019

Invesco Balanced-Risk Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of March, 2019.

Invesco Balanced-Risk Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	March 27, 2019

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	March 27, 2019

JPMorgan Global Active Allocation Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of March, 2019.

JPMorgan Global Active Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	March 27, 2019

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	March 27, 2019

PanAgora Global Diversified Risk Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of March, 2019.

PanAgora Global Diversified Risk Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	March 27, 2019

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	March 27, 2019

Schroders Global Multi-Asset Portfolio, Ltd., has duly caused this Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of March, 2019.

Schroders Global Multi-Asset Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Brighthouse Funds Trust I, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ John Rosenthal John Rosenthal	Director	March 27, 2019

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	March 27, 2019